Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employees Country Brand	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees	172,603	182,915	206,633
Revenue | $	$ 54,619	$ 56,444	$ 45,517
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees	175,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years